Average Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Environment and Alternative Energy Fund
Apr. 29, 2025
Fidelity Environment and Alternative Energy Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.02%
Past 5 years	12.12%
Past 10 years	10.87%
Fidelity Environment and Alternative Energy Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.90%
Past 5 years	11.10%
Past 10 years	9.85%
Fidelity Environment and Alternative Energy Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.94%
Past 5 years	9.36%
Past 10 years	8.61%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
FT128
Average Annual Return:
Past 1 year	21.60%
Past 5 years	17.90%
Past 10 years	14.65%